Cover	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Rezolve AI Limited
Entity Central Index Key	0001920294
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	3rd Floor, 80 New Bond Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1S 1SB
Entity Emerging Growth Company	true
Entity Ex Transition Period	false